9. Lease Liabilities: Schedule of Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Lease Liabilities
$
Balance, June 30, 2022 and 2021	-
Additions of lease	63,360
Lease payments	(2,986)
Accretion on lease liabilities	654
Balance, June 30, 2023	61,028
Lease payments	(35,828)
Accretion on lease liabilities	5,907
Balance, June 30, 2024	31,107

$
Current	31,107
Non-current	-
31,107